Accounts Receivable	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Accounts Receivable
ACCOUNTS RECEIVABLE

(in millions of Canadian dollars)	NOTE	2018	2017
Accounts receivable - Trade		570	526
Receivables from related parties	29	34	35
Less: loss allowance		(15)	(7)
Trade receivables - net		589	554
Other		46	54
		635	608

As at December 31, 2018, trade receivables of $145 million (December 31, 2017 - $143 million) were past due but not impaired.

The aging of these trade receivables at each reporting date is as follows:

(in millions of Canadian dollars)	2018	2017
Past due 1-30 days	79	73
Past due 31-60 days	20	30
Past due 61-90 days	12	10
Past due 91 days and over	34	30
	145	143

Movements in the Corporation's loss allowance are as follows:

(in millions of Canadian dollars)	2018	2017
Balance at beginning of year	7	6
Provision for doubtful accounts, net of unused beginning balance	5	2
Receivables written off during the year as uncollectable	(1)	(1)
Other	4	—
Balance at end of year	15	7

The change in the provision for doubtful accounts has been included in “Selling and administrative expenses” in the consolidated statement of earnings.

The maximum exposure to credit risk at the reporting date approximates the carrying value of each class of receivable mentioned above.